Goodwill and Other Intangible Assets, Net - Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
POSCO DAEWOO Corporation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill transferred	₩ 1,108
POSCO Processing And Service Co Ltd [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill transferred	₩ (1,108)